Fresh-Start Reporting - Liabilities subject to compromise - Narratives (Details)-10K - shares	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Reorganization, Chapter 11 [Line Items]
Warrants purchased	45,667,000	705,882	705,882